Nature of Expenses (Tables)	12 Months Ended
Mar. 31, 2018
Nature Of Expenses
Schedule of Nature of Expenses
	Year ended March 31
	2018	2017	2016
	(in thousands)
Publicity and advertisement costs	$12,684	$17,152	$22,333
Film distribution costs	6,739	11,772	22,128
Amortisation expenses	115,285	135,316	128,303
Personnel costs	35,661	42,902	46,414
Rent expenses	1,359	1,559	2,112
Legal and professional expenses	8,204	4,697	3,177
Provision for trade and other receivables	1,968	2,430	1,315
Bad debt	2,772	—	—
Credit impairment loss, net	4,308	—	—
Depreciation and amortization of other intangibles	2,991	2,898	2,285
Impairment charge on goodwill (Refer note 14)	1,205	—	—
Impairment loss on content advances and loans and advances	353	1,887	2,545
Other - expenses	9,208	6,936	6,171
	$202,737	$227,549	$236,783